Interests in Other Entities (Details)		12 Months Ended
	Feb. 22, 2024 shares	Jun. 30, 2026 AUD ($)	Jun. 30, 2026 USD ($)	Nov. 25, 2022
Interests in Other Entities [Line Items]
Received shares (in Shares) | shares	471,306
Impairment loss (in Dollars)
Unrecognised losses			$ 56,055
Immuron Limited [Member]
Interests in Other Entities [Line Items]
Acquired percentage			23.60%	17.50%
Share of losses			$ 16,676
investment reduced